Pensions and Other Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2018
Retirement Benefits [Abstract]
Schedule of allocation of plan assets
The Company's 2018 Policy and actual asset allocation for the Company's pension plans based on fair value are as follows:

		Actual plan asset allocation
	Policy	2018	2017
Cash and short-term investments	3%	3%	4%
Bonds and mortgages	42%	38%	35%
Equities	40%	33%	37%
Real estate	4%	2%	2%
Oil and gas	7%	6%	6%
Infrastructure and private debt	4%	6%	5%
Absolute return	—	10%	9%
Risk-factor allocation	—	2%	2%
Total	100%	100%	100%

Fair value of plan assets by class
The following tables present the fair value of plan assets by asset class as at December 31, 2018 and 2017:

	Fair value measurements at December 31, 2018
In millions	Total	Level 1	Level 2	Level 3	NAV
Cash and short-term investments (1)	$577	$12	$565	$—	$—
Bonds (2)
Canada, U.S. and supranational	1,801	—	1,801	—	—
Provinces of Canada and municipalities	2,987	—	2,987	—	—
Corporate	1,180	—	1,180	—	—
Emerging market debt	540	—	540	—	—
Mortgages (3)	90	—	90	—	—
Private debt (4)	366	—	—	—	366
Public equities (5) (6)
Canadian	1,561	1,561	—	—	—
U.S.	447	447	—	—	—
International	3,338	3,338	—	—	—
Private equities (6) (7)	274	—	—	—	274
Real estate (8)	421	—	—	321	100
Oil and gas (9)	948	202	18	728	—
Infrastructure (10)	704	—	64	—	640
Absolute return funds (11)
Multi-strategy	898	—	—	—	898
Fixed income	239	—	—	—	239
Global macro	480	—	—	—	480
Risk-factor allocation (12)	286	—	—	—	286
Total	$17,137	$5,560	$7,245	$1,049	$3,283
Other (13)	107
Total plan assets	$17,244

	Fair value measurements at December 31, 2017
In millions	Total	Level 1	Level 2	Level 3	NAV
Cash and short-term investments (1)	$836	$17	$819	$—	$—
Bonds (2)
Canada, U.S. and supranational	1,792	—	1,792	—	—
Provinces of Canada and municipalities	2,459	—	2,459	—	—
Corporate	1,587	—	1,587	—	—
Emerging market debt	530	—	530	—	—
Mortgages (3)	97	—	97	—	—
Private debt (4)	242	—	—	—	242
Public equities (5) (6)
Canadian	1,848	1,848	—	—	—
U.S.	775	775	—	—	—
International	3,883	3,883	—	—	—
Private equities (6) (7)	297	—	—	—	297
Real estate (8)	410	—	—	332	78
Oil and gas (9)	1,120	333	18	769	—
Infrastructure (10)	682	—	84	—	598
Absolute return funds (11)
Multi-strategy	897	—	—	—	897
Fixed income	224	—	—	—	224
Equity	32	—	—	—	32
Global macro	444	—	—	—	444
Risk-factor allocation (12)	345	—	—	—	345
Total	$18,500	$6,856	$7,386	$1,101	$3,157
Other (13)	64
Total plan assets	$18,564
Level 1: Fair value based on quoted prices in active markets for identical assets.
Level 2: Fair value based on other significant observable inputs.
Level 3: Fair value based on significant unobservable inputs.
NAV: Investments measured at net asset value as a practical expedient.
Footnotes to the table follow on the next page.

Reconciliation of the fair value of investments categorized as Level 3
The following table reconciles the beginning and ending balances of the fair value of investments classified as Level 3:

	Fair value measurements based on significant unobservable inputs (Level 3)
In millions	Real estate (8)	Oil and gas (9)	Total

Balance at December 31, 2016	$324	$722	$1,046
Actual return relating to assets still held at the reporting date	19	88	107
Disbursements	(11)	(41)	(52)
Balance at December 31, 2017	$332	$769	$1,101
Actual return relating to assets still held at the reporting date	(2)	(11)	(13)
Purchases	1	—	1
Sales	(1)	—	(1)
Disbursements	(9)	(30)	(39)
Balance at December 31, 2018	$321	$728	$1,049

(1)	Cash and short-term investments with related accrued interest are valued at cost, which approximates fair value, and are categorized as Level 1 and Level 2 respectively.

(2)
Bonds, excluding emerging market debt funds, are valued using mid-market prices obtained from independent pricing data suppliers. When prices are not available from independent sources, the fair value is based on the present value of future cash flows using current market yields for comparable instruments. Emerging market debt funds are valued based on the net asset value which is readily available and published by each fund's independent administrator.

(3)	Mortgages are valued based on the present value of future net cash flows using current market yields for comparable instruments.

(4)	Private debt investments are valued based on the net asset value as reported by each fund's manager, generally using a discounted cash flow analysis.

(5)	The fair value of public equity investments is based on quoted prices in active markets for identical assets.

(6)	In 2018, the Company presented private equities separately from public equities, as such, the 2017 comparative figures have been adjusted to conform to the current presentation.

(7)	Private equity investments are valued based on the net asset value as reported by each fund's manager, generally using discounted cash flow analysis.

(8)
The fair value of real estate investments categorized as Level 3 includes land and buildings. Land is valued based on the fair value of comparable assets, and buildings are valued based on the present value of estimated future net cash flows or the fair value of comparable assets. Independent valuations of land and buildings are performed triennially on a rotational basis. The fair value of real estate investments categorized as NAV consists mainly of investments in real estate private equity funds and is based on the net asset value as reported by each fund's manager, generally using a discounted cash flow analysis or earnings multiples.

(9)
Oil and gas investments categorized as Level 1 are valued based on quoted prices in active markets. Investments in oil and gas equities traded on a secondary market are valued based on the most recent transaction price and are categorized as Level 2. Investments in oil and gas categorized as Level 3 consist of operating oil and gas properties and the fair value is based on estimated future net cash flows that are discounted using prevailing market rates for transactions in similar assets. Estimated future net cash flows are based on forecasted oil and gas prices and projected annual production and costs.

(10)
The fair value of infrastructure investments categorized as Level 2 is based on the present value of future cash flows using current market yields for comparable instruments. The fair value of infrastructure funds categorized as NAV is based on the net asset value as reported by each fund's manager, generally using a discounted cash flow analysis or earnings multiples.

(11)
Absolute return investments are valued using the net asset value as reported by each fund's independent administrator. All absolute return investments have contractual redemption frequencies, ranging from monthly to annually, and redemption notice periods varying from 5 to 90 days.

(12)
Risk-factor allocation investments are valued using the net asset value as reported by each fund's independent administrator or fund manager. All funds have contractual redemptions frequencies ranging from daily to annually, and redemption notice periods varying from 5 to 60 days.

(13)
Other consists of operating assets of $120 million (2017 - $94 million) and liabilities of $13 million (2017 - $30 million) required to administer the Trusts' investment assets and the plans' benefit and funding activities. Such assets are valued at cost and have not been assigned to a fair value category.

Schedule of obligations and funded status
Obligations and funded status for defined benefit pension and other postretirement benefit plans

		Pensions		Other postretirement benefits
In millions	Year ended December 31,	2018	2017	2018	2017
Change in benefit obligation
Projected benefit obligation at beginning of year		$18,025	$17,366	$261	$270
Amendments		—	—	$(6)	—
Interest cost		568	540	9	8
Actuarial (gain) loss on projected benefit obligation (1)		(538)	979	(10)	3
Current service cost		170	130	2	2
Plan participants' contributions		63	56	—	—
Foreign currency changes		25	(21)	8	(5)
Benefit payments, settlements and transfers		(1,038)	(1,025)	(17)	(17)
Projected benefit obligation at the end of the year (2)		$17,275	$18,025	$247	$261
Component representing future salary increases		(266)	(306)	—	—
Accumulated benefit obligation at end of year		$17,009	$17,719	$247	$261
Change in plan assets
Fair value of plan assets at beginning of year		$18,564	$17,831	$—	$—
Employer contributions		70	96	—	—
Plan participants' contributions		63	56	—	—
Foreign currency changes		19	(15)	—	—
Actual return on plan assets		(434)	1,621	—	—
Benefit payments, settlements and transfers		(1,038)	(1,025)	—	—
Fair value of plan assets at end of year (2)		$17,244	$18,564	$—	$—
Funded status - Excess (deficiency) of fair value of plan assets over projected benefit obligation at end of year		$(31)	$539	$(247)	$(261)

(1)
Actuarial gains on the projected benefit obligation for the year ended December 31, 2018 mainly result from an increase of 26 basis points from the discount rate as at December 31, 2017. Actuarial losses on the projected benefit obligation for the year ended December 31, 2017 mainly result from a decrease of 30 basis points from the discount rate as at December 31, 2016.

(2)
For the CN Pension Plan, as at December 31, 2018, the projected benefit obligation was $16,004 million (2017 - $16,721 million) and the fair value of plan assets was $16,393 million (2017 - $17,654 million). The measurement date of all plans is December 31.

Amounts recognized in the Consolidated Balance Sheet
Amounts recognized in the Consolidated Balance Sheets

		Pensions		Other postretirement benefits
In millions	December 31,	2018	2017	2018	2017
Noncurrent assets - Pension asset		$446	$994	$—	$—
Current liabilities (Note 10)		—	—	(17)	(17)
Noncurrent liabilities - Pension and other postretirement benefits		(477)	(455)	(230)	(244)
Total amount recognized		$(31)	$539	$(247)	$(261)

Amounts recognized in Accumulated other comprehensive loss
Amounts recognized in Accumulated other comprehensive loss (Note 16)

		Pensions		Other postretirement benefits
In millions	December 31,	2018	2017	2018	2017
Net actuarial gain (loss)		$(3,887)	$(3,111)	$8	$—
Prior service credit (cost)		$(6)	$(9)	$4	$(2)

Information for the pension plans with an accumulated benefit obligation in excess of plan assets
Information for defined benefit pension plans with an accumulated benefit obligation in excess of plan assets

		Pensions
In millions	December 31,	2018	2017
Accumulated benefit obligation (1)		$714	$601
Fair value of plan assets (1)		$303	$215

(1)	All of the Company's other postretirement benefit pension plans have an accumulated benefit obligation in excess of plan assets.

Information for the pension plans with a projected benefit obligation in excess of plan assets
Information for defined benefit pension plans with a projected benefit obligation in excess of plan assets

		Pensions
In millions	December 31,	2018	2017
Projected benefit obligation		$780	$770
Fair value of plan assets		$303	$315

Components of net periodic benefit cost (income)
Components of net periodic benefit cost (income) for defined benefit pension and other postretirement benefit plans

		Pensions			Other postretirement benefits
In millions	Year ended December 31,	2018	2017	2016	2018	2017	2016
Current service cost		$170	$130	$124	$2	$2	$2
Other components of net periodic benefit cost (income) (1)
Interest cost		568	540	543	9	8	8
Settlement loss		3	—	10	—	—	—
Expected return on plan assets		(1,083)	(1,047)	(1,018)	—	—	—
Amortization of prior service cost		3	5	3	—	—	2
Amortization of net actuarial loss (gain)		200	182	177	(2)	(3)	(5)
Total Other components of net periodic benefit cost (income) (1)		$(309)	$(320)	$(285)	$7	$5	$5
Net periodic benefit cost (income)		$(139)	$(190)	$(161)	$9	$7	$7

(1)
The Company adopted ASU 2017-07: Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost in the first quarter of 2018 on a retrospective basis. Comparative figures on the Company's Consolidated Statements of Income have been adjusted to conform to the current presentation. See Note 2 - Recent accounting pronouncements for additional information.

Weighted-average assumptions used in accounting for pensions and other postretirement benefits
Weighted-average assumptions used in accounting for defined benefit pension and other postretirement benefit plans

	Pensions			Other postretirement benefits
December 31,	2018	2017	2016	2018	2017	2016
To determine projected benefit obligation
Discount rate (1)	3.77%	3.51%	3.81%	4.00%	3.59%	3.96%
Rate of compensation increase (2)	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%
To determine net periodic benefit cost (income)
Rate to determine current service cost (3)	3.68%	4.11%	4.24%	3.83%	4.43%	4.59%
Rate to determine interest cost (3)	3.15%	3.15%	3.27%	3.23%	3.29%	3.35%
Rate of compensation increase (2)	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%
Expected return on plan assets (4)	7.00%	7.00%	7.00%	N/A	N/A	N/A

(1)
The Company's discount rate assumption, which is set annually at the end of each year, is determined by management with the aid of third-party actuaries. The discount rate is used to measure the single amount that, if invested at the measurement date in a portfolio of high-quality debt instruments with a rating of AA or better, would provide the necessary cash flows to pay for pension benefits as they become due. For the Canadian pension and other postretirement benefit plans, future expected benefit payments are discounted using spot rates based on a derived AA corporate bond yield curve for each maturity year.

(2)	The rate of compensation increase is determined by the Company based upon its long-term plans for such increases.

(3)
The Company uses the spot rate approach to measure current service cost and interest cost for all defined benefit pension and other postretirement benefit plans. Under the spot rate approach, individual spot discount rates along the same yield curve used in the determination of the projected benefit obligation are applied to the relevant projected cash flows at the relevant maturity.

(4)
The expected long-term rate of return is determined based on expected future performance for each asset class and is weighted based on the investment policy. For 2018, the Company used a long-term rate of return assumption of 7.00% on the market-related value of plan assets to compute net periodic benefit cost (income). The Company has elected to use a market-related value of assets, whereby realized and unrealized gains/losses and appreciation/depreciation in the value of the investments are recognized over a period of five years, while investment income is recognized immediately. In 2019, the Company will maintain the expected long-term rate of return on plan assets at 7.00% to reflect management's current view of long-term investment returns.

Estimated future benefit payments
Expected future benefit payments
The following table provides the expected benefit payments for pensions and other postretirement benefits for the next five years and the subsequent five-year period:

In millions	Pensions	Other postretirement benefits
2019	$1,058	$17
2020	$1,055	$17
2021	$1,057	$17
2022	$1,054	$16
2023	$1,050	$16
Years 2024 to 2028	$5,149	$72